Debt instrument (Details) $ / shares in Units, ¥ in Thousands		12 Months Ended
	Aug. 30, 2019 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Short-term Debt [Line Items]
Debt instrument			$ 11,643,000	¥ 81,053
Warrant issued to creditor		¥ 26,290
Measurement Input, Discount Rate | Valuation Technique, Discounted Cash Flow
Short-term Debt [Line Items]
Equity Securities, FV-NI, Measurement Input			12.87	12.87
Loan agreement [Member]
Short-term Debt [Line Items]
Loan principal amount	¥ 100,000
Interest Rate Per Annum (as a percent)	8.00%
Loan agreement, maturity date	Aug. 31, 2020
Loan agreement, warrants issued | $			$ 52,835,505
Warrants issued, exercise price | $ / shares			$ 0.5678
Debt instrument				¥ 73,710
Discount on debt instrument allocated to equity component		26,290
Warrant issued to creditor		26,290
Balance of lines of credit		81,053
Accretion of discount		7,343
Interest expenses		¥ 10,009